STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Feb. 10, 2022	Jan. 28, 2022	Jan. 31, 2023	Mar. 31, 2022	Mar. 24, 2022	Apr. 02, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate amount					$ 224,600,000
Gross proceeds				$ 1,600,000
At The Marketoffering Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock sold				397,524
Sale of Stock, Price Per Share				$ 4.07
A T M Facility 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock	375,000			375,000
Armistice Capital L L C And Alyeska Master Fund L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds total			$ 8,393,361
Costs deducted in relation to equity financing			$ 737,385
H C Wainwright And Co L L C [Member] | Market Offering Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares price value						$ 3,000,000
Tiger Trading Partners L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock sold				375,000
Tiger Management L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price				$ 4
Number of common stock sold				750,000
Gross proceeds				$ 3,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock sold				772,524
Common Stock [Member] | Board Of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price		$ 3.98
Options granted		40,000
Fair value of stock options		$ 133,529
Common Stock [Member] | Armistice Capital L L C And Alyeska Master Fund L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares purchased			4,796,206
Exercise price			$ 1.75
Warrant [Member] | Armistice Capital L L C And Alyeska Master Fund L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares purchased			4,796,206
Exercise price			$ 2.00